Submission	Sep. 25, 2026
Submission [Line Items]
Central Index Key	0001785424
Registrant Name	Katapult Holdings, Inc.
Registration File Number	333-298952
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES